Commitments and Contingencies (Details) - USD ($)						3 Months Ended		6 Months Ended		12 Months Ended
	May 28, 2026	May 27, 2025	May 14, 2025	Jul. 01, 2024	Feb. 23, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025
Commitments and Contingencies [Line Items]
Ordinary shares issued						42,718,948		42,718,948			37,758,997
Ordinary shares of par value (in Dollars per share)						$ 0.0001		$ 0.0001			$ 0.0001
Escrow account					13,000,000					13,000,000
Bench mark amount (in Dollars)										$ 41,000,000
Net profit percentage								30.00%
Estimation of fair value of contingent consideration (in Dollars)				$ 39,717,000						$ 4,617,000
Increase in fair value (in Dollars)							$ 941,764		$ 1,341,794
Escrow earnout shares			11,287,703
Fair value of earnout shares			1,712,297
Closing per share market price (in Dollars per share)			$ 3.48
Contingent consideration payable
Reverse Recapitalization [Member]
Commitments and Contingencies [Line Items]
Ordinary shares								13,000,000
Number of ordinary shares released								13,000,000
TOYO [Member]
Commitments and Contingencies [Line Items]
Net profit percentage								20.00%
Total quantities amount	$ 13,770	$ 13,770
Earnout shares			1,712,297
Escrow earnout shares			11,287,703
TOYO [Member] | Earnout Shares [Member]
Commitments and Contingencies [Line Items]
Fair value of earnout shares (in Dollars)			$ 5,958,794
Common Stock [Member]
Commitments and Contingencies [Line Items]
Ordinary shares issued					41,000,000
Ordinary shares of par value (in Dollars per share)					$ 0.0001
Number of ordinary shares released						4,545,456
Net profit percentage								50.00%
Earnout shares								13,000,000
Common Stock [Member] | TOYO [Member]
Commitments and Contingencies [Line Items]
Ordinary shares issued					41,000,000